As filed with the Securities and Exchange Commission on December 8, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21278

                       RYDEX CAPITAL PARTNERS SPHINX FUND
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                            Joanna Haigney, Secretary
                         9601 Blackwell Road, Suite 500
                               Rockville, MD 20850
                                 (301) 296-5100

                                    Copy to:

                                 W. John McGuire
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue N.W.
                             Washington, D.C. 20004

                     Date of fiscal year end: March 31, 2006

                  Date of reporting period: September 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.


                                 [GRAPHIC OF RYDEX CAPITAL PARTNERS SPHINX FUND]

                                                    SEPTEMBER 30, 2005

                                    RYDEX CAPITAL PARTNERS SPHINX FUND
                                                    SEMI-ANNUAL REPORT

                                            [LOGO OF RYDEXINVESTMENTS]
                                                      RYDEXINVESTMENTS
                                      ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

                                                           SEMI-ANNUAL REPORT  1

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER FROM THE PRESIDENT  ..............................................      2

SCHEDULE OF INVESTMENTS  ................................................      4

STATEMENT OF ASSETS AND LIABILITIES  ....................................      8

STATEMENT OF OPERATIONS  ................................................      9

STATEMENTS OF CHANGES IN NET ASSETS  ....................................     10

STATEMENT OF CASH FLOWS  ................................................     11

FINANCIAL HIGHLIGHTS  ...................................................     12

NOTES TO FINANCIAL STATEMENTS  ..........................................     13

2

--------------------------------------------------------------------------------
DEAR SHAREHOLDER:

The six-month period from April to September 2005 was a tumultuous one for the economy and the financial markets. Investors, consumers and businesses alike were rocked by the twin hurricanes of Katrina and Rita and the unprecedented rise in energy prices. Energy prices--particularly for refined products such as gas, diesel, jet fuel and heating oil--skyrocketed, causing consumer confidence to plummet and raising the prospect of a pullback in consumer spending. Typically, developments like these would have a downward effect on equity prices and interest rates, but that wasn't the case as stocks rallied and interest rates finished the period largely where they began.

Surprisingly, U.S. equity markets navigated the storms remarkably well. While the old economy Dow Jones Industrial Average rose only 1.8%, the broader S&P 500(R) Index gained 5.0% and the tech-laden Nasdaq 100 Index(R) rose 8.2% on the back of a mini-rally in technology stocks.

Two factors appear to have driven prices higher. The first is that earnings growth remained strong, increasing at a double-digit pace in both the second and third fiscal quarters, and investors appeared to be looking beyond the immediate impact of the hurricanes to the anticipated "kick" to economic growth as reconstruction efforts got underway.

As one might expect, energy stocks led the market higher. In fact, energy prices were well on their way up prior to the arrival of Katrina as the price of a barrel of crude oil rose from $49.69 in late May to a high of $69.74 by the end of August. The Gulf storms exacerbated this rise. That energy prices were already well on their way up is attributable to the rapid growth in the powerhouse economies of China and India. China in particular, continues to import commodities of all kinds at a voracious rate. In fact, if one takes a closer look at stock prices during this period, the effect of rising energy prices and the impact of the storms becomes apparent.

Clearly, energy stocks were the big winners as the S&P Energy Index rose nearly 20%. In fact, the meteoric rise in energy stocks is responsible for much of the stock market's positive performance this year. Utility stocks also fared well as the S&P Utility Index shot up +15.2% in anticipation of a substantial rise in home heating costs. Technology stocks rallied as valuations were perceived to be attractive. On the flip side, health care stocks, which tend to be perceived as defensive in nature, rose nearly 5% as investors looked for a consumer driven economic slowdown in the wake of the devastation left by Katrina and Rita.

Despite the uncertainty, the Federal Reserve (Fed) remained vigilant against any signs of increasing inflation. The shock to the economy of the storms and the loss of some of the nation's critical energy infrastructure led many to predict a pause in the Fed's rate hikes. This was not to be, as the Fed implemented four 25 basis point rate hikes during the period. Longer rates, on the other hand, actually declined from April to September, with the yield on the benchmark 10-Year Treasury Note falling 15 basis points to 4.33%. Despite this decline, interest rates are clearly on the upswing. Long-term rates bottomed on June 1, as the yield on the 10-Year Note reached 3.89%. Since the beginning of June, the trend has been up, with the 10-Year Note peaking at 4.42% in early August.

                                                           SEMI-ANNUAL REPORT  3

--------------------------------------------------------------------------------
Against this market backdrop, the Rydex Capital Partners SPhinX Fund (the "Fund") gained 1.49% over the past six fiscal months. The performance of the Fund is designed to reflect the underlying performance of the S&P Hedge Fund Index (the "Index"). To accomplish this, investor capital is allocated to the same managers and in the same proportion as does the Index. The primary differences between the Index performance and Fund performance are the advisory and operational costs associated with managing the Fund.

The second calendar quarter of 2005 (first fiscal quarter for the Fund) was notable because of news stories surrounding the losses by many convertible bond managers. By the end of May, the Convertible Bond strategy was down nearly 9% for the year. Managed futures was also having a tough second calendar quarter, having ended May down over 6% for the year. However, despite this rough performance from two of the nine Index investment strategies, it is notable that the Index was only down roughly 1.7% through May, primarily because Fixed Income Arbitrage and Equity Market Neutral had both gained about 2.9% and 2.2%, respectively.

The third calendar quarter was considerably better for the Fund. For the quarter, the Fund gained 1.67%, bringing the year to date gain to 0.68%, 68 basis points. In a large part, volatility returned to the market and thus investment strategies capitalizing on volatility were the primary beneficiaries, namely Distressed and Long/Short Equity, gaining 4.3% and 3.6%, respectively.

What is apparent to the Adviser is that the performance of the Index, and thus Fund, is very dependent on market volatility to approximate the types of returns historically achieved by investing in a diversified set of hedge fund strategies. While the Index and Fund have exceptionally low volatility, as measured by standard deviation, it has come at the expense of capital appreciation. Given the historically abnormal low levels of market volatility, as measured by the VIX Index, it is not too surprising that the Index's performance has been muted. The Adviser cannot anticipate when volatility will return to a more normal level, but the expectation is that when it does revert to its historical mean, the Index and Fund should benefit.

Turning to Fund operations, the Adviser is encouraged by its improved ability to track the performance of the Index. On a monthly basis the Fund accrues approximately 16 basis points of expenses. In addition to this, since the start of the calendar year, there has been under 1 basis point of additional tracking error per month.

With all of the crosscurrents in the economy and the financial markets, stock price behavior is likely to remain choppy and erratic. Investment strategies that do not depend on highly directional markets will likely fare well as we move through the remainder of 2005.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ Michael P. Byrum

Michael P. Byrum, CFA
President, Rydex Capital Partners

4

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited)                           September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                FAIR
                                                                                                               VALUE
                                                                          SHARES              COST          (NOTE 1)
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO FUNDS*--100.9%

   SPHINX CONVERTIBLE ARBITRAGE--10.4%
   Clinton Group, Inc. .............................................       4,424      $  4,751,220      $  4,142,170
   Deephaven Market Neutral Fund, Ltd. .............................       4,479         4,842,838         4,763,843
   Forest Global Convertible Fund, Ltd. ............................       4,327         4,905,861         4,967,225
   SSI Hedged Convertible Market-Neutral ...........................       3,939         4,857,384         4,677,576
   TQA Vantage Fund, Ltd. ..........................................       4,145         4,893,607         4,740,574
                                                                                      ------------      ------------
                                                                                        24,250,910        23,291,388
                                                                                      ------------      ------------
   SPHINX DISTRESSED--11.7%
   Contrarian Capital Senior Secured Offshore Fund, Ltd. ...........       4,200         5,834,147         6,658,646
   MW Post Opportunity Offshore Fund, Ltd. .........................       3,518         5,898,286         6,452,238
   Longacre International, Ltd. ....................................       4,950         6,282,461         6,520,199
   Varde Fund, Ltd. ................................................       4,202         5,827,894         6,439,613
                                                                                      ------------      ------------
                                                                                        23,842,788        26,070,696
                                                                                      ------------      ------------
   SPHINX EQUITY MARKET NEUTRAL--11.2%
   First Quadrant US Market Neutral ................................       5,131         4,883,340         4,849,778
   GLC Gestalt Europe Fund .........................................       5,402         5,181,122         5,285,516
   Martingale Equity Market Neutral Strategy .......................       5,397         5,109,821         4,744,135
   Salus Market Neutral Strategy ...................................       5,044         4,991,234         5,026,579
   Thales Fund Management, LLC. ....................................       4,608         4,696,232         5,191,874
                                                                                      ------------      ------------
                                                                                        24,861,749        25,097,882
                                                                                      ------------      ------------
   SPHINX FIXED INCOME ARBITRAGE--11.3%
   Alliance Capital High Grade Strategy ............................       4,663         5,013,823         5,084,612
   Concordia Capital, Ltd., Class C ................................       5,422         4,916,618         5,137,046
   Ellington Overseas Partners, Ltd. ...............................       3,828         4,616,584         5,432,174
   MKP Offshore Partners, Ltd. .....................................       4,203         4,750,623         4,706,910
   Zeus Fixed Income Arbitrage, Ltd. ...............................       4,449         5,015,160         4,985,040
                                                                                      ------------      ------------
                                                                                        24,312,808        25,345,782
                                                                                      ------------      ------------
   SPHINX LONG/SHORT EQUITY--11.5%
   Chilton Investment Partners .....................................       4,823         4,213,388         5,211,814
   Cumberland Partners .............................................       3,161         4,545,415         4,835,651
   Lazard Global Opportunities .....................................       4,081         4,728,060         5,129,122
   Omega Overseas Partners, Ltd. ...................................       3,153         4,485,289         5,231,482
   Sparx Long-Short Fund, Ltd. .....................................       3,720         4,860,781         5,398,143
                                                                                      ------------      ------------
                                                                                        22,832,933        25,806,212
                                                                                      ------------      ------------

The accompanying notes are in integral part of the financial statements.

                                                           SEMI-ANNUAL REPORT  5

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                FAIR
                                                                                                               VALUE
                                                                          SHARES              COST          (NOTE 1)
--------------------------------------------------------------------------------------------------------------------
   SPHINX MACRO--10.9%
   Big Sky Global Vision, LP .......................................       5,451      $  6,210,562      $  6,215,982
   Epoch Overseas, Ltd. ............................................       6,997         6,299,005         6,063,276
   Bridgewater Pure Alpha Stategy ..................................       5,828         5,994,015         6,109,351
   Vega Global Fund, Ltd. ..........................................       5,116         6,057,470         5,987,738
                                                                                      ------------      ------------
                                                                                        24,561,052        24,376,347
                                                                                      ------------      ------------
   SPHINX MANAGED FUTURES--11.2%
   SPhinX Managed Futures Fund Ltd. ................................      19,873        23,524,103        24,951,991
                                                                                      ------------      ------------
   SPHINX MERGER ARBITRAGE--11.4%
   Aetos Corp. .....................................................       5,945         6,088,349         6,437,770
   Gabelli Associated, Ltd. ........................................       6,127         6,142,893         6,377,975
   KDC Merger Arbitrage Master Fund, CV ............................       5,700         6,026,522         6,422,411
   Merger Fund Ltd. ................................................       5,656         6,078,941         6,381,362
                                                                                      ------------      ------------
                                                                                        24,336,705        25,619,518
                                                                                      ------------      ------------
   SPHINX SPECIAL SITUATIONS--11.3%
   Canyon Value Realization Fund, Ltd. .............................       3,318         4,717,972         5,145,719
   Halcyon Offshore Event-Driven Strategies Fund ...................       4,149         4,807,553         5,088,967
   Mariner Investment Group, Inc. ..................................       3,898         4,867,990         5,081,634
   Metropolitan Capial Advisors International, Ltd. ................       4,077         4,792,056         5,070,415
   Para International Fund, Ltd. ...................................       3,705         4,655,301         5,009,271
                                                                                      ------------      ------------
                                                                                        23,840,872        25,396,006
                                                                                      ------------      ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS--100.9% .......................                  $216,363,920      $225,955,822
                                                                                      ------------      ------------
SHORT-TERM INVESTMENTS--5.9%
MONEY MARKET FUND--5.8%
Monarch Daily Assets Cash Fund .....................................  12,898,348        12,898,348        12,898,348
                                                                                      ------------      ------------

The accompanying notes are in integral part of the financial statements.

6

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)               September 30, 2005
--------------------------------------------------------------------------------

                                                                                                                FAIR
                                                                                                               VALUE
                                                                       PRINCIPAL              COST          (NOTE 1)
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET DEPOSIT ACCOUNT--0.1%
Citibank Money Market Deposit Account ..............................    $239,407      $    239,407      $    239,407
                                                                                      ------------      ------------

TOTAL SHORT-TERM INVESTMENTS--5.9% .................................                    13,137,755        13,137,755
                                                                                      ------------      ------------

TOTAL INVESTMENTS--106.8% ..........................................                  $229,501,675**    $239,093,577
                                                                                      ------------      ------------

Other Assets Net of Liabilities--(6.8)% ............................                                     (15,176,499)
                                                                                                        ------------

NET ASSETS--100.0% .................................................                                    $223,917,078
                                                                                                        ============

 * Interests in Portfolio Funds are subject to lock-up provisions and may only be liquidated quarterly with sixty-five days notice. The next available liquidation date is December 31, 2005.

** Cost for Federal income tax purposes is $229,501,675 and net unrealized appreciation consists of:

Gross Unrealized Appreciation:                              $11,391,330
Gross Unrealized Depreciation:                               (1,799,428)
                                                            -----------
Net Unrealized Appreciation (Depreciation):                 $ 9,591,902
                                                            ===========

The accompanying notes are in integral part of the financial statements.

                                                           SEMI-ANNUAL REPORT  7

RYDEX CAPITAL PARTNERS SPHINX FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)               September 30, 2005
--------------------------------------------------------------------------------

                PORTFOLIO HOLDINGS
              % OF TOTAL INVESTMENTS

         [PIE CHART OF PORTFOLIO HOLDINGS]

SPhinX Distressed                           10.9%
SPhinX Long/Short Equity                    10.8%
SPhinX Merger Arbitrage                     10.7%
SPhinX Fixed Income Arbitrage               10.6%
SPhinX Special Situations                   10.6%
SPhinX Equity Market Neutral                10.5%
SPhinX Managed Futures                      10.4%
SPhinX Macro                                10.2%
SPhinX Convertible Arbitrage                 9.8%
Short-Term Investments                       5.5%

                 [END PIE CHART]

The accompanying notes are an integral part of the financial statements.

8

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)               September 30, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at fair value (Cost $229,501,675) (Note 1)  ...............................    $239,093,577
   Receivables:
      Portfolio Funds sold  ..............................................................      32,000,000
      Fund shares sold  ..................................................................          64,600
      Interest and dividends .............................................................          18,852
   Prepaid expenses  .....................................................................          10,106
                                                                                              ------------
   TOTAL ASSETS  .........................................................................     271,187,135
                                                                                              ------------
LIABILITIES
   Due to custodian  .....................................................................          43,028
   Payables:
      Fund shares redeemed  ..............................................................      46,720,058
   Accrued Liabilities:
      Investment advisory fees (Note 2)  .................................................         379,923
      Trustees' fees and expenses  .......................................................           4,116
      Other accrued expenses  ............................................................         122,932
                                                                                              ------------
   TOTAL LIABILITIES  ....................................................................      47,270,057
                                                                                              ------------
NET ASSETS  ..............................................................................    $223,917,078
                                                                                              ============
COMPONENTS OF NET ASSETS
   Paid-in capital  ......................................................................    $216,751,331
   Distributable earnings:
      Distributions in excess of net investment income  ..................................      (6,994,158)
      Accumulated net realized gains on investments in Portfolio Funds  ..................       4,568,003
      Net unrealized appreciation of investments in Portfolio Funds  .....................       9,591,902
                                                                                              ------------
NET ASSETS  ..............................................................................    $223,917,078
                                                                                              ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
   Based on net assets of $223,917,078 and 2,127,412 shares outstanding
      (unlimited shares authorized)  .....................................................    $     105.25
                                                                                              ------------
   Maximum Public Offering Price Per Share (105.25 / 1 - 3.00%)  .........................    $     108.51
                                                                                              ------------

The accompanying notes are in integral part of the financial statements.

                                                           SEMI-ANNUAL REPORT  9

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF OPERATIONS (Unaudited)          Six Months Ended September 30, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividend income  ........................................................................   $    82,614
                                                                                               -----------
Total Investment Income ....................................................................        82,614
                                                                                               -----------
EXPENSES
   Investment advisory fees (Note 2) .......................................................     2,361,722
   Administration fees (Note 2) ............................................................       264,470
   Transfer agency fees ....................................................................        95,685
   Custody fees ............................................................................           217
   Registration fees .......................................................................        13,361
   Professional fees .......................................................................        86,987
   Trustees' fees and expenses .............................................................        13,028
   Miscellaneous ...........................................................................        18,601
                                                                                               -----------
Total Expenses .............................................................................     2,854,071
                                                                                               -----------
   Fees waived .............................................................................      (245,177)
                                                                                               -----------
Net Expenses ...............................................................................     2,608,894
                                                                                               -----------
Net Investment Loss ........................................................................    (2,526,280)
                                                                                               -----------
REALIZED AND UNREALIZED GAIN ON PORTFOLIO FUNDS
   Net realized gain from investments in Portfolio Funds ...................................     4,162,639
   Net change in unrealized appreciation (depreciation) of investments in Portfolio Funds ..     2,330,995
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ............................................     6,493,634
                                                                                               -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................................   $ 3,967,354
                                                                                               ===========

The accompanying notes are an integral part of the financial statements.

10

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                     SIX MONTHS ENDED         YEAR ENDED
                                                                    SEPTEMBER 30, 2005      MARCH 31, 2005
                                                                    ------------------      --------------
OPERATIONS
   Net investment loss ...........................................        $ (2,526,280)       $ (4,010,194)
   Net realized gain from investments in Portfolio Funds  ........           4,162,639             769,684
   Net change in unrealized appreciation (depreciation)
      of Portfolio Funds .........................................           2,330,995           4,902,223
                                                                          ------------        ------------
   Increase in Net Assets Resulting From Operations ..............           3,967,354           1,661,713
                                                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .........................................                  --            (179,432)
   Net realized capital gain from investments ....................                  --            (148,794)
                                                                          ------------        ------------
   Total Distributions to Shareholders ...........................                  --            (328,226)
                                                                          ------------        ------------
CAPITAL SHARE TRANSACTIONS

INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS (NOTE 5) .....         (44,172,677)        142,837,017
                                                                          ------------        ------------
Increase in Net Assets ...........................................         (40,205,323)        144,170,504

NET ASSETS--Beginning of Period ..................................         264,122,401         119,951,897
                                                                          ------------        ------------
NET ASSETS--End of Period(a) .....................................        $223,917,078        $264,122,401
                                                                          ============        ============
(a) Distributions in excess of net investment income .............        $ (6,994,158)       $ (4,467,878)
                                                                          ============        ============

The accompanying notes are an integral part of the financial statements.

                                                          SEMI-ANNUAL REPORT  11

RYDEX CAPITAL PARTNERS SPHINX FUND
STATEMENT OF CASH FLOWS (Unaudited)          Six Months Ended September 30, 2005
--------------------------------------------------------------------------------

Increase (decrease) in cash--

Cash flows from operating activities:
   Net increase in net assets from operations ...........................................     $  3,967,354
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
   Purchase of Portfolio Funds ..........................................................      (50,353,361)
   Sale of Portfolio Funds ..............................................................       94,581,049
   Purchase of short-term investments ...................................................      (62,637,156)
   Sale of short-term investments .......................................................       50,354,887
   Decrease in advance for investment in Portfolio Funds ................................        7,971,565
   Increase in receivable for Portfolio Funds sold ......................................      (29,670,664)
   Increase in receivable for Fund shares sold ..........................................          (64,600)
   Increase in accrued interest and dividends ...........................................          (18,072)
   Increase in prepaid expenses .........................................................           (3,875)
   Increase in payable for Fund shares redeemed .........................................       36,509,748
   Increase in payable to investment adviser ............................................           29,564
   Decrease in payable to custodian .....................................................           43,028
   Increase in Trustees' fees and expenses ..............................................             (837)
   Increase in other accrued expenses ...................................................          (42,319)
   Realized gain on Portfolio Funds .....................................................       (4,162,639)
   Unrealized appreciation on Portfolio Funds ...........................................       (2,330,995)
                                                                                              ------------
Net cash used in operating activities ...................................................       44,172,677
                                                                                              ------------
Cash flows from financing activities:
   Proceeds from Fund shares sold .......................................................       34,388,845
   Payment on Fund shares redeemed ......................................................      (78,584,730)
   Payment on repurchase fees on Fund shares redeemed ...................................           23,208
                                                                                              ------------
Net cash used for financing activities ..................................................      (44,172,677)
                                                                                              ------------
Increase (decrease) in cash .............................................................               --

Cash and Cash Equivalents
Beginning of period .....................................................................               --
                                                                                              ------------
End of period ...........................................................................     $         --
                                                                                              ============

The accompanying notes are an integral part of the financial statements.

12

RYDEX CAPITAL PARTNERS SPHINX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                          JUNE 30, 2003(1)
                                                       SIX MONTHS ENDED       YEAR ENDED           THROUGH
                                                     SEPTEMBER 30, 2005   MARCH 31, 2005    MARCH 31, 2004
                                                     ------------------   --------------  ----------------
PER SHARE OPERATING PERFORMANCE
   (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD):
NET ASSET VALUE--BEGINNING OF PERIOD ......................    $ 103.69         $ 104.20          $ 100.00
                                                               --------         --------          --------
INVESTMENT OPERATIONS(2)
   Net investment income (loss) ...........................       (0.99)           (2.01)            (1.50)
   Net realized and unrealized gain (loss)
      on investments in Portfolio Funds ...................        2.54             1.61              6.31
                                                               --------         --------          --------
Total from Investment Operations ..........................        1.55            (0.40)             4.81
                                                               --------         --------          --------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..................................          --            (0.08)            (0.05)
   Net realized gain on investments .......................          --            (0.06)            (0.56)
                                                               --------         --------          --------
Total Distributions to Shareholders .......................          --            (0.14)            (0.61)
                                                               --------         --------          --------
REPURCHASE FEES(2) ........................................        0.01             0.03                --
                                                               --------         --------          --------
NET ASSET VALUE--END OF PERIOD ............................    $ 105.25         $ 103.69          $ 104.20
                                                               ========         ========          ========
TOTAL INVESTMENT RETURN(3) ................................        1.49%           (0.35)%            4.83%

RATIOS TO AVERAGE NET ASSETS(4):
Gross Expenses(5) .........................................        2.16%            2.23%             3.36%
Net Expenses(5,6) .........................................        1.97%            1.96%             1.95%
Net Investment Income .....................................       (1.91%)          (1.95%)           (1.95%)

SUPPLEMENTARY DATA:
Portfolio Turnover Rate(3,7) ..............................       19.68%            8.16%             0.00%
Net Assets, End of Period (000's omitted) .................    $233,917         $264,122          $119,952

(1) Commencement of operations.

(2) Calculated using the Average Shares Method.

(3) Not annualized for periods less than one year.

(4) Annualized for periods less than one year.

(5) Expenses of underlying Portfolio Funds are excluded from the Fund's expense ratio.

(6) See Note 2.

(7) Represents the lesser of purchases or sales of investments in Portfolio Funds divided by the average value of investments in Portfolio Funds.

The accompanying notes are an integral part of the financial statements.

                                                          SEMI-ANNUAL REPORT  13

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Rydex Capital Partners SPhinX Fund (the "Fund") is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company. The Fund's investment objective is to seek investment returns that substantially correlate with the performance of the Standard & Poor's(R) Hedge Fund Index (the "Index") (before Fund expenses). The Index is an investable benchmark that reflects the performance of a select group of hedge fund managers that pursue investment programs that Standard & Poor's has determined represent the range of major investment strategies employed by hedge funds. The Fund pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("Portfolio Funds") that are managed by these managers ("Portfolio Managers") or by investing in financial instruments that provide investment returns that are linked to the performance of the Index (or to one or more components of the Index). The Fund commenced operations on June 30, 2003.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Fund.

A. The Fund calculates a net asset value per share ("NAV") monthly as of the close of regular trading (currently 4:00 p.m. Eastern Time) on each of the last two business days of the month. The Fund may determine to calculate its NAV more frequently than monthly.

B. Securities owned by the Fund and for which market quotations are available will be valued at current market prices. If reliable market prices are unavailable, securities will be valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees (the "Board"). The Board has approved procedures pursuant to which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value of Portfolio Funds ordinarily will be provided by representatives of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported to the Fund. There is inherent uncertainty as to whether the values are necessarily indicative of amounts that the Fund could realize in a current market transaction. Such differences could be material to the Fund. As a general matter, the fair value of the Fund's interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that a Portfolio Fund does not report a value to the Fund on a timely basis, the Fund would determine the fair value of its interest in that Portfolio Fund based on the most recent value reported to the Fund, as well as any other relevant information available at the time the Fund values its assets. All of the Fund's investments in Portfolio Funds at September 30, 2005 were fair valued based on values received from representatives of the Portfolio Funds.

14

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

The objectives of the underlying Portfolio Funds, as stated in their offering memoranda, are as follows:

EVENT DRIVEN strategies seek to earn excess returns through the purchase and sale of securities based on anticipated outcomes of company specific or transaction specific situations. Portfolio Managers employing these strategies try to exploit profitable opportunities based on a particular event, such as an anticipated merger or pending bankruptcy. There are generally no limits on the amount of leverage a Portfolio Manager may employ in pursuing these strategies. These strategies include:

   o MERGER ARBITRAGE--Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a merger or similar corporate reorganization events. These Portfolio Managers tend to utilize fundamental analysis to identify mergers with a higher probability of closing. They generally engage in short selling to lock in the price differential of stock for stock mergers. They may also use options hedging and other techniques to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed to be undervalued and likely candidates for future mergers or reorganizations.

   o DISTRESSED SECURITIES--Portfolio Managers employing this strategy generally invest in securities of financially troubled companies (i.e., companies involved in bankruptcies, exchange offers, workouts, financial reorganizations and other special credit event related situations). These Portfolio Managers may seek to identify distressed securities in general or focus on one particular segment of the market (i.e., senior secured debt). Investments may be passively acquired in the secondary market, acquired through participation in merger activity, or acquired with the view toward actively participating in a re-capitalization or restructuring plan. Portfolio Managers may take an active role and seek representation in management, on the board of directors and on credit committees. They may invest in marketable and non-marketable securities including, without limitation any type of debt, preferred or common stock, warrants, options, and hybrid instruments. Many of these securities may be restricted and may not be readily tradable. When securities are illiquid, price discovery may be severely limited. Due to this limitation, a Portfolio Manager's ability to monitor performance is significantly reduced. Certain Portfolio Managers investing in distressed securities may use leverage.

   o SPECIAL SITUATIONS--Portfolio Managers employing this strategy seek to profit by capturing the price differential between the current market price of a security and its expected future value based on the occurrence of a corporate restructuring, reorganization or significant alteration in the company's strategy or product mix. These include, but are not limited to, spin-offs, consolidations, acquisitions, transfers

                                                          SEMI-ANNUAL REPORT  15

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     of assets, tender offers, exchange offers, rights offers, re-capitalizations, liquidations, and similar transactions. Portfolio Managers who pursue special situation strategies may use options hedging and other arbitrage techniques in seeking to mitigate risk and capture profits. Positions may be in securities of companies not currently engaged in announced transactions, but which are believed by a Portfolio Manager to be undervalued and likely candidates for future reorganization. Some Portfolio Managers employing this investment strategy may utilize leverage.

DIRECTIONAL OR TACTICAL trading strategies involve speculating on the direction of currency, commodity, equity and bond markets. These strategies can be model based (i.e., the Portfolio Manager relies heavily on computer-based models that generate buy or sell signals based on various economic and market inputs) or subjective (i.e., the Portfolio Manager relies heavily on its discretionary judgment resulting from a fundamental analysis of various economic indicators). There generally are no limits on the amount of leverage a Portfolio Manager employing these strategies may use. Within this strategy, there are three main categories:

   o MACRO--Portfolio Managers employing this strategy take long and short positions in the world's major capital and derivative markets. The positions taken by these Portfolio Managers reflect their views in the overall market direction, as influenced by major economic trends and events. These Portfolio Managers often use a high degree of leverage.

   o LONG/SHORT EQUITY--Portfolio Managers pursuing this strategy employ stock-specific investment strategies that have net exposure to the equity market. Net exposure is defined as the excess of the long market exposure less the short market exposure. Strategies typically used by an equity hedge manager include long/short equity and short equity. Long/short equity focuses on fundamental stock selection, both long and short, generally with a long market bias. This strategy is designed to deliver equity-like returns that are derived from the Portfolio Manager's fundamental stock selection and the portfolio's exposure to the market. Portfolio Managers employing this investment strategy may use leverage.

   o MANAGED FUTURES--Portfolio Managers employing this strategy trade in listed financial and commodity markets around the world. Portfolio Managers that follow a systematic approach tend to take positions based primarily on price and market specific information. Portfolio Managers that follow a discretionary approach analyze price and market specific information as well as broader economic and political fundamentals in taking positions. Both systematic and discretionary approaches rely heavily on computer-generated models to identify trades, determine size of positions and precisely time trades. It is expected that the Portfolio Managers represented in the Index will follow systematic trading approaches.

ARBITRAGE STRATEGIES attempt to profit from pricing inefficiencies in various markets, including stocks and bonds, of U.S. and foreign issuers. Portfolio Managers that pursue

16

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

these strategies seek to generate investment returns while minimizing directional market risk. They attempt to neutralize long and short exposures to minimize the impact of general market movements, generally, by entering into two simultaneous transactions: the purchase of an undervalued security and the selling short of an overvalued security. Therefore, profitability should not be dependent upon the general rise in price of the securities markets or of specific securities, but instead should depend on the change in the relationship of the two securities. Generally, there are no limits on the amount of leverage Portfolio Managers may use in pursuing these investment strategies.

Arbitrage strategies are generally very complex and involve instruments that have inherent relationships with one another. The types of instruments traded vary considerably depending on the Portfolio Manager's arbitrage strategy. Because these strategies attempt to capture relatively small mispricings between two related securities, Portfolio Managers using these strategies typically use moderate to substantial leverage to produce attractive rates of return. Computer models and mathematical calculations may be used to identify trading opportunities. Within this strategy, there are three main categories:

   o EQUITY MARKET NEUTRAL--Portfolio Managers employing this strategy attempt to construct portfolios that will generate attractive returns through the development and implementation of sophisticated quantitative and qualitative trading models. Most of these models dictate the purchase of stocks that are expected to perform relatively better than the broader market while, at the same time, selling short those stocks expected to perform relatively worse. These Portfolio Managers operate from the premise that they can forecast the relative performance of specific stocks better than that of the market as a whole, thereby decreasing systemic risk in favor of stock specific risk. They also attempt to further control risk by keeping market exposure to a minimum, exhibiting only a slight directional bias (20% on average, over time). Generally, these Portfolio Managers seek to invest in or sell short larger, more liquid stocks. A market neutral Portfolio Manager's returns are generated by having the ability to pick stocks within and across a broad range of industry sectors, irrespective of the movements of the broader market. Very often a Portfolio Fund will be comprised of long positions in the strongest companies within a given industry sector and short positions in those sectors showing signs of weakness.

   o CONVERTIBLE ARBITRAGE--Portfolio Managers employing this strategy may purchase a bond of a company that is convertible (either currently or at some future date) into the company's equity. These Portfolio Managers will hedge the equity exposure of the position by selling short the equity securities of the company or another related security in a ratio they believe appropriate. In addition, they may hedge the debt exposure of the position by creating a short position in a related fixed-income security. These Portfolio Managers use a combination of fundamental, empirical and quantitative valuation techniques to identify attractive convertible bonds, and typically utilize leverage.

                                                          SEMI-ANNUAL REPORT  17

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

   o FIXED-INCOME ARBITRAGE--Portfolio Managers employing this strategy may invest or trade in a variety of fixed-income securities across several markets. They may look to capture changes in the shape of the yield curve (i.e., the spread or difference in yield between different maturities of debt of an issuer). Portfolio Managers may also employ strategies to capture expected changes in credit spreads, such as the difference between the yield on a specific company's debt and the yield on U.S. Treasury securities (i.e., sell a company's bond and buy a Treasury security), or credit spreads within a specific company's capital structure (i.e., buy a company's senior debt and sell short its subordinated debt or equity). They may also focus on mortgage and mortgage-related securities. These Portfolio Managers tend to utilize significant amounts of leverage, take both long and short positions and employ options, futures and other derivatives.

C. The Fund treats all currency and demand deposits with banks or other financial institutions as cash equivalents.

D. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

E. Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions received from Portfolio Funds, whether in the form of cash or securities, are applied as a reduction of the Portfolio Fund's cost.

F. The Fund records all expenses as incurred, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account, legal fees, accounting and auditing fees, custodial fees, transfer agent fees, costs of insurance, registration expenses, certain offering and organization costs, expenses of meetings with Trustees, all costs with respect to communications with shareholders and other types of expenses approved by the Trustees.

G. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

18

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER--Under the terms of an investment advisory agreement, the Fund pays Rydex Capital Partners I, LLC ("Rydex"), an affiliated entity, a management fee computed and paid monthly in arrears at an annual rate of 1.75% of the Fund's net assets, determined as of the beginning of each month. Certain officers and trustees of the Fund are also officers and directors of Rydex.

BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT--The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Fund's Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Fund and Rydex (the "Advisory Agreement"). In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex, including information about Rydex's affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and performance.
The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

   o NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX--The Board reviewed the scope of services to be provided by Rydex under the Advisory Agreement and noted that there would be no significant differences between the

                                                          SEMI-ANNUAL REPORT  19

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     scope of services required to be provided by Rydex for the past year and the scope of services required to be provided by Rydex for the upcoming year. In reviewing the scope of services provided to the Fund by Rydex, the Board reviewed and discussed Rydex's investment experience, noting that Rydex and its affiliates have committed significant resources over time to the support of the Fund. The Board also considered Rydex's compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that Rydex provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex's investment processes and strategies, and matters related to Rydex's portfolio transaction policies and procedures. The Board further noted that the Fund has met its investment objective consistently since its inception date. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex to the Fund under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex as investment adviser to the Fund.

   o FUND EXPENSES AND PERFORMANCE OF THE FUND AND RYDEX--The Board reviewed statistical information prepared by Rydex regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex to comprise the Fund's applicable peer group. In addition, the Board reviewed statistical information prepared by Rydex relating to the performance of the Fund, as well as the Fund's ability to successfully track its benchmark over time, and a comparison of the Fund's performance to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board also noted that the investment advisory fees for the Fund were equivalent to those of its peers and that the overall expenses for the Fund were lower than the overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund, as managed by Rydex, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

   o COSTS OF SERVICES PROVIDED TO THE FUND AND PROFITS REALIZED BY RYDEX AND ITS AFFILIATES--The Board reviewed information about the profitability of the Fund to Rydex based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Fund. The Board analyzed the Fund's expenses, including the investment advisory fees paid to Rydex. The Board also reviewed information regarding direct revenue received by Rydex and ancillary revenue received by Rydex and/or its affiliates in connection with the services

20

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

     provided  to the  Fund by  Rydex  (as  discussed  below).  The  Board  also discussed  Rydex's  profit  margin as  reflected  in Rydex's  profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex and its affiliates under the Advisory Agreement and from other relationships between the Fund and Rydex and/or its affiliates were within the range the Board considered reasonable and appropriate.

   o ECONOMIES OF SCALE--In connection with its review of the Fund's profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund's asset levels. The Board noted that the Advisory Agreement for the Fund did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of the Fund. The Board also noted that the Fund was still relatively new and only had approximately $249 million in assets. The Board also reviewed Rydex's historic profitability as investment adviser to the Fund and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Fund's shareholders.

   o OTHER BENEFITS TO RYDEX AND/OR ITS AFFILIATES--The Board noted that Rydex did not use soft dollars, and did not engage in any portfolio transactions on behalf of the Fund through an affiliate of the Fund or Rydex pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that there were no ancillary benefits that would be disadvantageous to the Fund's shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Fund and its shareholders to continue the Advisory Agreement.

ADMINISTRATION--Under the terms of an administration agreement, the Fund pays Rydex an administration fee computed and paid monthly in arrears at an annual rate of 0.20% of the Fund's net assets, determined as of the beginning of each month.

DISTRIBUTION--Under the terms of a distribution agreement, Rydex Distributors, Inc. (the "Distributor") acts as the distributor of shares of the Fund on a best efforts basis, subject to various conditions. The Distributor receives no compensation from the Fund for this service. For the six months ended September 30, 2005, the Distributor did not retain any commissions from the front-end sales charges assessed on the sale of Fund shares.

WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES--Rydex has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expense, brokerage commissions, indirect fees associated with the Fund's

                                                          SEMI-ANNUAL REPORT  21

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

investment in Portfolio Funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation") through July 31, 2025. The Expense Limitation may not be modified or eliminated except with the approval of the Board. For the six months ended September 30, 2005, Rydex waived administration fees of $245,178.

Repurchase fees, if any, received by the Fund in connection with repurchases of shares will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of the repurchase fees the Fund receives. For the six months ended September 30, 2005, the Fund collected repurchase fees in the amount of $23,208.

3.  FEDERAL INCOME TAX INFORMATION

The Fund has a tax year end of December 31. The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no provision for Federal income taxes is required. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are due primarily to differing treatments of income and gain on various Portfolio Funds held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

DISTRIBUTIONS TO SHAREHOLDERS--As of December 31, 2004, distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income .............................        $1,962,007
Undistributed Long-Term Gain  .............................           364,536
Unrealized Appreciation ...................................         2,504,238
                                                                   ----------
Total  ....................................................        $4,830,781
                                                                   ==========

The tax character of distributions paid during the year ended March 31, 2005 and the period ended March 31, 2004, were as follows:

                                               YEAR ENDED          YEAR ENDED
                                           MARCH 31, 2005      MARCH 31, 2005
                                           --------------      --------------
Ordinary Income  .....................           $289,377            $214,333
Long-Term Capital Gain  ..............             38,849              19,848

4.  SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of interests in Portfolio Funds were $50,353,361 and $94,581,049 for the six months ended September 30, 2005, respectively.

22

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

5.  CAPITAL SHARE TRANSACTIONS

The Fund may issue an unlimited amount of shares of beneficial interest with a par value of $0.01. Capital share transactions for the six months ended September 30, 2005 and the year ended March 31, 2005 were as follows:

                                          SIX MONTHS ENDED                 YEAR ENDED
                                         SEPTEMBER 30, 2005              MARCH 31, 2005
                                      ------------------------     -------------------------
                                        SHARES          AMOUNT        SHARES          AMOUNT
                                      --------    ------------     ---------    ------------
Sale of Shares  ..................     331,926    $ 34,388,845     1,609,736    $164,954,078
Reinvestment of Distributions  ...          --              --         3,095         322,328
Redemption of Shares .............    (751,652)    (78,584,730)     (216,853)    (22,487,811)
Repurchase Fees  .................          --          23,208            --          48,422

6.  RISK FACTORS

The following information is a summary of the risks associated with investments in the Fund. For a complete description of the risks of investing in the Fund see the Fund's Prospectus and Statement of Additional Information.

GENERAL RISKS--The success of the Fund's investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. These factors may affect the level of volatility of securities prices and the liquidity of investments held by the Portfolio Funds. Unexpected volatility or illiquidity could impair the Fund's profitability as a result of losses.

LIQUIDITY RISKS--Because of the limitation on rights of redemption and the fact that the Fund's Shares ("Shares") will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Fund may invest in Portfolio Funds that do not permit frequent withdrawals and that may invest in illiquid securities, an investment in the Fund is a highly illiquid investment and involves a substantial degree of risk. Illiquid securities owned by Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase Shares from time to time, there can be no assurance such offers will be made with any regularity.

MULTI-MANAGER RISK--Portfolio Managers pursue their investment programs independently and one Portfolio Manager may enter into transactions that offset the transactions of another Portfolio Manager. This may result in the Fund bearing transaction costs without obtaining any benefit.

                                                          SEMI-ANNUAL REPORT  23

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

The right to receive a performance-based allocation may create an incentive for a Portfolio Manager to make risky investments and may be payable by a Portfolio Fund, and thus indirectly by the Fund, to its Portfolio Manager even if the Fund's overall returns are negative.

There may be little or no means of independently verifying information relating to the investment activities of the Portfolio Funds and, thus, may need to rely on others to ascertain whether Portfolio Managers are adhering to their disclosed investment strategies or their investment or risk management policies.

Each Portfolio Manager generally charges its Portfolio Fund an asset-based management fee and a performance-based allocation. These are in addition to the advisory fee and administration fee paid by the Fund. Investors bear fees and expenses at the Fund level and also indirectly bear fees, expenses and performance-based allocations that are imposed at the Portfolio Fund level.

INSTRUMENT RISK--In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, the use of leverage and short sales and the use of derivatives. Portfolio Funds may "leverage" by using options, swaps, forwards, and other derivative instruments. Although leverage presents opportunities for increasing investment return, it also has the effect of potentially increasing losses as well.

Derivative instruments involve varying degrees of off-balance sheet market risk. Changes in the level or volatility of interest rates, foreign currency exchange rates or the market values of the financial instruments or commodities underlying such derivative instruments frequently result in changes in a Portfolio Fund's net unrealized profit (loss) on such derivative instruments. A Portfolio Fund's exposure to market risk is influenced by a number of factors, including the relationships among the derivative instruments held by the Portfolio Fund as well as the volatility and liquidity in the markets in which such derivative instruments are traded.

The risks associated with exchange-traded contracts are typically perceived to be less than those associated with the over-the-counter transaction (non-exchange traded), because exchanges typically (but not universally) provide clearinghouse arrangements in which the collective credit (in some cases limited in amount, in some cases not) of the members of the exchange is pledged to support the financial integrity of the exchange. In over-the-counter transactions, on the other hand, traders must rely solely on the credit of their respective individual counterparties. Margins, which may be subject to loss in the event of a default, are generally required in exchange trading, and counterparties may require margin in the over-the-counter markets.

CREDIT RISK--The Portfolio Funds have credit risk associated with counterparty nonperformance.

24

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

CONCENTRATION RISK--As a non-diversified fund, the Fund invests in Portfolio Funds that may not have diversified investment portfolios and may, in some cases, concentrate their investments in a single industry or group of related industries.

7.  REPURCHASES AND REDEMPTIONS OF SHARES OF THE FUND

No shareholder has the right to require the Fund to redeem its Shares, although the Fund may from time to time repurchase Shares pursuant to written tenders by shareholders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, and generally will be offers to repurchase a specified dollar amount of the Fund's outstanding Shares. Rydex recommended to the Board and the Fund repurchased Shares for the first time on June 30, 2004. Rydex expects to recommend to the Board that the Fund offer to repurchase Shares four times each year, as of the last business day of March, June, September and December. A repurchase fee of 1.00% of the value of Shares repurchased by the Fund will apply if the date as of which the Shares are valued for purpose of repurchase is less than one year following the date of the investor's purchase of the Shares. The repurchase fee is payable to the Fund and deducted before the payment of the proceeds of the repurchase to the shareholder.

8.  INDEMNIFICATIONS LIABILITY UNDER SERVICE CONTRACTS

In the normal course of business the Fund enters into service contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9.  PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 59RYDEX. This information is also available from the EDGAR database on the SEC's web site at http://www.sec.gov. For the twelve months ended June 30, 2004, the Fund was not entitled to vote any proxies.

10.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Effective June 30, 2004, the Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.

                                                          SEMI-ANNUAL REPORT  25

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
--------------------------------------------------------------------------------

Information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

11.  PROXY RESULTS

At the Special Meeting of Shareholders, held on September 20, 2005, shares were voted as follows on the proposal presented to the shareholders:

   1. To consider and elect nine (9) nominees to serve as Trustees of the Fund until their resignation or removal, whose terms will be effective on the date of the Special Meeting or, in the event of an adjournment of the Special Meeting, such later date as Shareholder approval is obtained.

                                                % OF OUTSTANDING
                            NO. OF SHARES                 SHARES      % OF SHARES VOTED
Corey A. Colehour
   Affirmative                953,819.000                39.715%                96.489%
   Withhold                    34,711.000                 1.445%                 3.511%
TOTAL                         988,530.000                41.160%               100.000%

Roger J. Somers
   Affirmative                953,819.000                39.715%                96.489%
   Withhold                    34,711.000                 1.445%                 3.511%
TOTAL                         988,530.000                41.160%               100.000%

Patrick T. McCarville
   Affirmative                953,819.000                39.715%                96.489%
   Withhold                    34,711.000                 1.445%                 3.511%
TOTAL                         988,530.000                41.160%               100.000%

J. Kenneth Dalton
   Affirmative                953,819.000                39.715%                96.489%
   Withhold                    34,711.000                 1.445%                 3.511%
TOTAL                         988,530.000                41.160%               100.000%

Carl G. Verboncoeur
   Affirmative                952,466.000                39.658%                96.352%
   Withhold                    36,064.000                 1.502%                 3.648%
TOTAL                         988,530.000                41.160%               100.000%

Thomas F. Lydon
   Affirmative                953,426.000                39.698%                96.449%
   Withhold                    35,104.000                 1.462%                 3.551%
TOTAL                         988,530.000                40.160%               100.000%

Werner E. Keller
   Affirmative                953,585.000                39.705%                96.465%
   Withhold                    35,104.000                 1.455%                 3.535%
TOTAL                         988,530.000                41.160%               100.000%

26

RYDEX CAPITAL PARTNERS SPHINX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)
--------------------------------------------------------------------------------

                                                % OF OUTSTANDING
                            NO. OF SHARES                 SHARES      % OF SHARES VOTED
John O. Demaret
   Affirmative                953,585.000                39.705%                96.465%
   Withhold                    35,104.000                 1.455%                 3.535%
TOTAL                         988,530.000                41.160%               100.000%

Michael P. Byrum
   Affirmative                952,859.000                39.674%                96.392%
   Withhold                    35,671.000                 1.486%                 3.608%
TOTAL                         988,530.000                41.160%               100.000%

                                   Shares
   Record Total             2,401,702.462
   Voted Shares:              988,530.000
   Percent Voted:                  41.160%

                                                          SEMI-ANNUAL REPORT  27

--------------------------------------------------------------------------------

This page intentionally left blank.

                                 [GRAPHIC OF RYDEX CAPITAL PARTNERS SPHINX FUND]

[LOGO OF RYDEXINVESTMENTS]
RYDEXINVESTMENTS
     ESSENTIAL FOR MODERN MARKETS(TM)

     9601 Blackwell Road o Suite 500 o Rockville, MD 20850
     www.rydexinvestments.com o 800.820.0888

     RCPSFSA-3 11/05 x11/06

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENTS COMPANIES. Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        RYDEX CAPITAL PARTNERS SPHINX FUND

By       /s/ Michael P. Byrum
         ---------------------------
         Michael P. Byrum, President

Date     December 7, 2005
         ---------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ Michael P. Byrum
         ---------------------------
         Michael P. Byrum, President

Date     December 7, 2005
         ---------------------------


By       /s/ Nick Bonos
         ---------------------------
         Nick Bonos, Treasurer

Date     December 7, 2005
         ---------------------------